Commitments, Contingencies and Guarantees - Contractual Obligations (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Nov. 03, 2016
Recorded Unconditional Purchase Obligation [Line Items]
Zeiss Commitment R&D and Capex investment Contractual Term		6 years
Contractual obligations	[1]	€ 7,802.3
1 year	[1]	3,361.6
2 year	[1]	726.1
3 year	[1]	299.1
4 year	[1]	168.2
5 year	[1]	602.8
After 5 years	[1]	2,644.5
Zeiss High-NA Funding Commitment [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations		925.5	€ 748.0	€ 760.0
1 year		489.0
2 year		192.2
3 year		129.8
4 year		86.0
5 year		28.5
After 5 years		0.0
Long-term Debt [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	[2]	3,439.7
1 year	[2]	84.1
2 year	[2]	56.9
3 year	[2]	57.5
4 year	[2]	56.9
5 year	[2]	555.0
After 5 years	[2]	2,629.3
Operating Lease Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations		102.1
1 year		34.4
2 year		23.6
3 year		19.6
4 year		12.8
5 year		8.1
After 5 years		3.6
Purchase Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations		3,335.0
1 year		2,754.1
2 year		453.4
3 year		92.2
4 year		12.5
5 year		11.2
After 5 years		€ 11.6

[1]	We have excluded unrecognized tax benefits for an amount of EUR 148.8 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.
[2]	See Note 15 Long-term debt for the amounts excluding interest expense.